Note 51	12 Months Ended
Dec. 31, 2022
Consolidated statements of cash flows [Abstract]
Disclosure of consolidated statements of cash flows [Text Block]	Consolidated statements of cash flows
The variation between 2022, 2021 and 2020 of the financial liabilities from financing activities is the following:

Liabilities from financing activities (Millions of Euros)
	Liabilities at amortized cost: Debt certificates			Of which: Issuances of subordinated liabilities (1)
	2022	2021	2020	2022	2021	2020

Balance at the beginning	55,763	61,780	63,963	14,794	17,248	17,675
Cash flows	(678)	(5,728)	3,003	(1,945)	(1,941)	(8)
Non-cash changes	344	(289)	(5,186)	(364)	(513)	(419)
Acquisition	—	—	—	—	—	—
Disposal	—	—	—	—	(772)	—
Disposals by companies held for sale (2)	—	—	(3,160)	—	—	—
Foreign exchange movement	344	(289)	(2,026)	(364)	259	(419)
Fair value changes		—	—		—	—
Balance at the end	55,429	55,763	61,780	12,485	14,794	17,248
(1) There were €24, €14 and €12 million of subordinated deposits as of December 31, 2022, 2021 and 2020, respectively (see Note 22.4 and Appendix VI). In addition, there were coupon payments on subordinated liabilities for €313, €359 and €387 million in 2022, 2021 and 2020, respectively. The subordinated issuances of BBVA Paraguay and of the USA Sale perimeter as of December 31, 2020 were recorded in the heading "Liabilities included in disposal groups classified as held for sale" of the consolidated balance and amounted to €37 and €735 million, respectively.
(2) Includes mainly the balance of the USA Sale perimeter (see Notes 3 and 21).